UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

Investment Company Act file number 812-13239

SunAmerica Focused Alpha Growth Fund, Inc.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

Vincent M. Marra

Senior Vice President & Chief Operating Officer
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1.	Schedule of Investments.
The schedule of investments as of September 30, 2005 is filed herewith.

SunAmerica Focused Alpha Growth Fund, Inc.
PORTFOLIO OF INVESTMENTS — September 30, 2005 (unaudited)

	Shares/	Value
Security Description	Principal Amount	(Note 1)
COMMON STOCK — 90.7%
Business Services — 4.1%
ChoicePoint, Inc.+	140,000	$6,043,800
Hewitt Associates, Inc., Class A+	160,000	4,364,800
SEI Investments Co.	160,000	6,012,800

		16,421,400

Education — 3.0%
DeVry, Inc.+	375,000	7,143,750
Education Management Corp.+	150,000	4,836,000

		11,979,750

Energy Services — 4.5%
Halliburton Co.	259,557	17,784,846

Energy Sources — 2.2%
Encore Acquisition Co.+	225,000	8,741,250

Financial Services — 11.1%
Chicago Mercantile Exchange Holdings, Inc.	76,077	25,660,772
Jefferies Group, Inc.	150,000	6,532,500
Nuveen Investments, Inc., Class A	150,000	5,908,500
The First Marblehead Corp.	225,000	5,715,000

		43,816,772

Health Services — 11.1%
Centene Corp.+	250,000	6,257,500
Manor Care, Inc.	160,000	6,145,600
UnitedHealth Group, Inc.	562,755	31,626,831

		44,029,931

Insurance — 1.6%
Axis Capital Holdings, Ltd.	225,000	6,414,750

Leisure & Tourism — 14.6%
Boyd Gaming Corp.	225,000	9,702,000
Four Seasons Hotels, Inc.	150,000	8,610,000
MGM MIRAGE+	552,858	24,198,595
Scientific Games Corp., Class A+	160,000	4,960,000
Wynn Resorts, Ltd.+	225,000	10,158,750

		57,629,345

Machinery — 6.7%
Caterpillar, Inc.	450,824	26,485,910

Medical Products — 1.4%
Edwards Lifesciences Corp.+	125,000	5,551,250

Pharmaceuticals — 4.6%
Genentech, Inc.+	214,084	18,028,014

Retail — 6.4%
Dick’s Sporting Goods, Inc.+	250,000	7,527,500
Lowe’s Cos., Inc.	279,507	18,000,251

		25,527,751

Telecommunications — 10.6%
Motorola, Inc.	1,081,422	23,888,612
QUALCOMM, Inc.	401,562	17,969,899

		41,858,511

Transportation — 7.5%
Burlington Northern Santa Fe Corp.	422,174	25,246,005
Expeditors International of Washington, Inc.	80,000	4,542,400

		29,788,405

Utilities — 1.3%
ITC Holdings Corp.	175,000	5,071,500

Total Long-Term Investment Securities — 90.7%
(cost $350,404,581)		359,129,385

SHORT-TERM INVESTMENT SECURITIES — 7.5%
Time Deposit with State Street Bank & Trust Co. 1.35% due 10/03/05	$146,000	146,000
Time Deposit with State Street Bank & Trust Co. 3.00% due 10/03/05	29,622,000	29,622,000

Total Short-Term Investment Securities
(cost $29,768,000)		29,768,000

TOTAL INVESTMENTS
(cost $380,172,581@)	98.2%	388,897,385
Other assets less liabilities	1.8	7,171,087

NET ASSETS	100.0%	$396,068,472

+	Non-income producing securities

@	At September 30, 2005, the cost of securities for federal income tax purposes was the same for book purposes.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2005 — (unaudited)
Note 1. Security Valuation
Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.
Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.
Note 2. Other Information
On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. (“AIG”) as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York’s Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Funds. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.
AIG is the indirect parent company and an affiliated person of SAAMCo. Neither SAAMCo or its respective officers and directors nor the Funds have been named in the complaint, and the complaint does not seek any penalties against them.
In SAAMCo’s view, the matters alleged in the lawsuit are not material in relation to its financial position, or to their ability to provide to the Fund. Due to a provision in the law governing the operation of mutual funds and closed-end funds, however, if the lawsuit results in an injunction being entered against AIG, then SAAMCo will need to obtain permission from the Securities and Exchange Commission to continue to service the Fund. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.
ADDITIONAL INFORMATION
Additional information on the SunAmerica Focused Alpha Growth Fund, Inc. may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.	Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certification pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Alpha Growth Fund, Inc.

By:	/s/ Vincent M. Marra

Vincent M. Marra
President

Date: November 28, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra

Vincent M. Marra
President

Date: November 28, 2005

By:	/s/ Donna M. Handel

Donna M. Handel
Treasurer
Date: November 28, 2005